Prepayments and other current assets -Summary of prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayments to suppliers	¥ 141,585	$ 19,942	¥ 45,212
Interest income receivable	603	85	843
Prepayment for advertising expenses	1,014	143	406
Loan receivables (a)	25,130	3,539	100,361
Value-added tax receivables	46,269	6,517	62,808
Receivables from employees	9,515	1,340	1,030
Others	11,967	1,686	20,766
Total	234,189	32,985	242,994
Related Party
Receivables from employees	9,515	1,340	1,030
Employees
Receivables from employees	¥ 7,621	$ 1,073	¥ 12,598